Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts Receivable, Net

5. Accounts Receivable, Net

The following table sets out the balance of accounts receivable excluding notes receivable as of December 31, 2021 and 2022 (in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Accounts receivable, gross	799,389	740,575
Allowance for credit losses	(360,680)	(312,170)
Accounts receivable, net	438,709	428,405

The following table sets out the balance of notes receivable as of December 31, 2021 and 2022 (in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Notes receivable, gross	37,520	248
Allowance for credit losses	(19,294)	(66)
Notes receivable, net	18,226	182

The following table presents the movement of the allowance for credit losses (in thousands):

	2020	2021	2022
	RMB	RMB	RMB
Balance as of January 1,	118,301	194,454	379,974
Additional provision for/(reversal of) allowance for credit losses, net of recoveries	80,878	185,520	(23,769)
Write-off	(4,725)	—	(43,969)
Balance as of December 31,	194,454	379,974	312,236

The reversal of allowance for credit losses of RMB23.8 million in 2022 were mainly due to the collection of some long-aged accounts receivables, and partially offset by the addition of new provision for allowance for credit losses.